S000048355 [Member] Investment Strategy - Tax-Managed International Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Investments, Risks and PerformancePrincipal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets plus borrowings for investment purposes in equity securities. The Fund invests principally in equity securities issued by companies economically tied to non-U.S. countries, including emerging market countries. Equity securities in which the Fund invests include common stocks, preferred stocks, partnership interests, depositary receipts and equity-equivalent securities or instruments whose value is based on common stocks, such as futures contracts. The Fund’s securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund’s investments span most of the developed nations of the world to maintain a high degree of diversification among countries and currencies. Under normal market conditions, the Fund will invest at least 40%, and may invest up to 100%, of its assets in equity securities economically tied to non-U.S. countries. The Fund may also invest in equity securities of U.S. companies. The Fund considers the following countries to have developed markets: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. As a general rule, the Fund considers emerging market countries to include every other country. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund defines large and medium capitalization companies as those companies represented by the MSCI ACWI ex USA Index or with market capitalization within the capitalization range of the MSCI ACWI ex USA Index. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund’s portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if the Fund believes it is most appropriate in that case to do so or as a result of redemption activity.
Russell Investment Management, LLC (“RIM”) provides or oversees the provision of all investment advisory and portfolio management services for the Fund. The Fund is advised by RIM and multiple money managers unaffiliated with RIM pursuant to a multi-style (e.g., growth, value, market-oriented, defensive and dynamic) and multi-manager approach. RIM may change the Fund's asset allocation at any time. The Fund's money managers have non-discretionary asset management assignments pursuant to which they provide a model portfolio to RIM representing their investment recommendations, based upon which RIM purchases and sells securities for the Fund.
For Fund assets not allocated to money manager strategies, RIM utilizes quantitative and/or rules-based processes and qualitative analysis to assess Fund characteristics and invest in securities and instruments which provide the desired exposures.  RIM may use strategies based on indexes. RIM also manages the Fund's cash balances.
The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash to the performance of certain markets by purchasing equity securities and/or derivatives, which typically include futures contracts and forward currency contracts.
The Fund may invest in derivative instruments and may use derivatives to take both long and short positions. The Fund may invest in synthetic foreign equity securities, which may be referred to as international warrants, local access products, participation notes or low exercise price warrants. International warrants are a form of derivative security issued by foreign banks that either give holders the right to buy or sell an underlying security or securities for a particular price or give holders the right to receive cash payment relating to the value of the underlying security or securities. Local access products are similar to options in that they are exercisable by the holder for an underlying security or the value of that security, but are generally exercisable over a longer term than typical options. The Fund may also invest in equity linked notes, which are notes whose return is tied to a single stock or a basket of stocks. Generally, upon the maturity of the note, the holder receives a return of principal based on the capital appreciation of the underlying linked securities.
The Fund may at times seek to protect a portion of its investments against adverse currency exchange rate changes by purchasing forward currency contracts or currency futures contracts and may engage in currency transactions for speculative purposes. The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts (“REITs”), that own and/or manage properties. Please refer to the “Investment Objective and Investment Strategies” section in the Fund's Prospectus for further information.